Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Weighted average number of ordinary shares (in shares)	218,786,812	158,166,534	158,166,534	216,029,170.7	191,994,398.17	[1]	158,166,534	[1]
Effect of Share-based Payment arrangements (in shares)				0	0		130,523
Weighted average number of ordinary shares (diluted) (in shares)				216,029,171	191,994,398	[1]	158,297,057	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.